FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of company's financial liabilities and estimated maturities

Contractual maturities of financial liabilities As of December 31, 2023	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	3,278	—	—	3,278	3,278
Lease liabilities	766	475	—	1,241	1,173
Accrued expenses and other current liabilities	4,592	—	—	4,592	4,592
Royalty obligation	—	282	1,553	1,835	540
Total	8,636	757	1,553	10,946	9,583
Contractual maturities of financial liabilities As of December 31, 2022	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	4,230			4,230	4,230
Lease liabilities	1,723	4,079	5,723	11,525	7,475
Accrued expenses and other current liabilities	17,949	—	—	17,949	17,949
Borrowing	115,216	—	—	115,216	115,216
Payable in respect of intangible assets purchase	11,650	—	—	11,650	11,157
Royalty obligation	—	197	1,449	1,646	750
Total	150,768	4,276	7,172	162,216	156,777

Schedule of change in derivative financial instrument

	Derivative financial instruments
	Year Ended December 31,
	2022	2021

	U.S. dollars in thousands
Balance at beginning of the period	2,623	—
Initial recognition of financial liability	10,932	16,375
Initial recognition of unrecognized day 1 loss	—	(330)
Exercise of financial liability	(18,383)
Fair value adjustments recognized in profit or loss	5,569	(13,422)
Balance at end of the period	741	2,623